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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Margaret St. Clair
   Address:      c/o Amelia Peabody Foundation
                 One Hollis Street
                 Wellesley, MA 02482

Form 13F File Number: 028-05991

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
Title:   Trustee
Phone:   781-237-6468

Signature, Place, and Date of Signing:

  /s/ Margaret St. Clair           Wellesley, Massachusetts   August 5, 2005
-------------------------------    ------------------------   -------------
       [Signature]                      [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-05989                    Amelia Peabody Foundation

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 23
                                        --------------------

Form 13F Information Table Value Total: $1,215
                                        --------------------
                                           (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1.        28-05993                     Philip B. Waring

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                      FORM 13F INFORMATION TABLE
         MARGARET ST. CLAIR FOR QUARTER ENDED JUNE 30, 2005

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Ishares Inc MSCI Pacific      Exchange
  Ex Japan Index Fd         Traded Fund    464286665  $   56      600    SH          Shared-Other    1          600
Ishares Tr Dow Jones          Exchange
  Select Divid Index FD     Traded Fund    464287168  $  123     2000    SH          Shared-Other    1         2000
Ishares TR Dow Jones          Exchange
  US Basic Materials        Traded Fund    464287838  $   23      500    SH          Shared-Other    1          500
Ishares TR Dow Jones
  US Energy Sector            Exchange
  Index Fd                  Traded Fund    464287796  $   77    1,000    SH          Shared-Other    1        1,000
Ishares Tr Dow Jones          Exchange
  US Healthcare             Traded Fund    464287762  $   55      900    SH          Shared-Other    1          900
Ishares TR Dow Jones          Exchange
  US Indl Sector Index      Traded Fund    464287754  $   38      700    SH          Shared-Other    1          700
Ishares Tr Goldman Sachs      Exchange
  Nat Res Index             Traded Fund    464287374  $   68      450    SH          Shared-Other    1          450
Ishares Tr MSCI Emerging      Exchange
  Markets                   Traded Fund    464287234  $   14       65    SH          Shared-Other    1           65
Ishares Tr Russell 1000       Exchange
  Growth Index Fund         Traded Fund    464287614  $   67    1,400    SH          Shared-Other    1        1,400
Ishares Tr Russell 1000       Exchange
  Value Index Fund          Traded Fund    464287598  $   80    1,200    SH          Shared-Other    1        1,200

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
Ishares Tr Russell 2000       Exchange
  Value Index Fund          Traded Fund    464287630  $   68      350    SH          Shared-Other    1          350
Ishares Tr S&P                Exchange
  500/BARRA Value           Traded Fund    464287408  $   43      700    SH          Shared-Other    1          700
Ishares Tr S&P Global         Exchange
  Energy Sector Index Fd    Traded Fund    464287341  $   61      700    SH          Shared-Other    1          700
Ishares Tr S&P Global         Exchange
  Financial Sector          Traded Fund    464287333  $   52      800    SH          Shared-Other    1          800
Ishares Tr S&P Global
  Telecommunications          Exchange
  Sector                    Traded Fund    464287275  $   40      800    SH          Shared-Other    1          800
Ishares TR S&P Small Cap      Exchange
  600/Barra Growth Index    Traded Fund    464287887  $   55      500    SH          Shared-Other    1          500
Ishares Tr S&P Small Cap      Exchange
  600/Barra Value Index     Traded Fund    464287879  $   86      700    SH          Shared-Other    1          700
Ishares Trust Goldman         Exchange
  Sachs Tech Index          Traded Fund    464287549  $   43     1000    SH          Shared-Other    1         1000
Morgan Stanley Asia           Exchange
  Pacific Fund              Traded Fund    61744U106  $   33    2,500    SH          Shared-Other    1        2,500
Nasdaq 100 Tr Unit            Exchange
                            Traded Fund    631100104  $   55    1,500    SH          Shared-Other    1        1,500
Oil Service Holders Tr
  Oil Service Hldg Co         Exchange
  Dep Rcpts                 Traded Fund    678002106  $   61      600    SH          Shared-Other    1          600
Templeton Dragon Fund         Exchange
                            Traded Fund    88018T101  $   11      600    SH          Shared-Other    1          600
Templeton Russia Fund         Exchange
                            Traded Fund    88022F105  $    6      160    SH          Shared-Other    1          160
Total                                                 $1,215

